Leases (Details) - Schedule of Lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Total lease liability	$ 1,255	$ 1,751
Less: short term portion	(477)	(643)
Long term portion	778	1,108
Less discontinued operations	(444)	(531)
Long term portion, continuing operations	$ 334	$ 577